Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
14. Leases
On December 11, 2020, the Company entered into an Agreement for Termination of Lease and Voluntary Surrender of Premises (Lease Termination Agreement) with
ARE-MA
Region No. 20, LLC (Landlord) for the Company’s office and laboratory space in Woburn, Massachusetts. The Lease Termination Agreement provides that the Lease Agreement, dated as of August 14, 2016, by and between the Company and Landlord (as the same may have been amended, the Lease) will terminate on March 31, 2021, unless the Company elects to extend the term of the Lease. The Company exercised the option to extend the lease until May 31, 2021.
On January 7, 2020 the Company entered into an indenture of lease (Lexington Lease) with HCP/KING 75 Hayden LLC, for the lease of approximately 61,307 square feet of rentable area in Lexington, Massachusetts or (Lexington Premises). The Lexington Lease commenced on December 11, 2020. In the second quarter of 2021, the Company began using the Lexington Premises as its principal executive offices and laboratory for research and development. The term of the Lexington Lease is expected to end on May 31, 2031. The Company also has the option to extend the Initial Term for two additional terms of five years each.

The Company’s rent expense for the years ended December 31, 2022 and 2021 was $4,802 and $4,960, respectively.

Other information	December 31, 2022
Weighted-average remaining operating lease term	8.4 years
Weighted-average discount rate	8.5%
The table below reconciles the undiscounted cash flows to the operating lease liability recorded on the consolidated balance sheet as of December 31, 2022.

2023	4,273
2024	4,402
2025	4,534
2026	4,670
2027	4,810
Thereafter	17,530

Total minimum lease payments	40,219
Less: amount of lease payments representing interest	(11,437)

Present value of future lease payments	28,782
Less: current lease liabilities	(2,021)

Noncurrent lease liabilities	$26,761

Future aggregate minimum payments under the noncancelable operating lease as of December 31, 2022 are as follows:

2023	$4,273
2024	4,402
2025	4,534
2026	4,670
2027 and beyond	22,340

Total minimum lease payments	$40,219